Note 7 - Related Party Transactions (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans from related parties	$ 78,162	$ 80,474	$ 90,984
Mr. Garth McIntosh
Loans from related parties	78,162	80,474
ICBS Ltd.
Loans from related parties	51,960
Intangible Assets, Current	$ 13,138